Note 16 - Deferred Revenue	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
16.	DEFERRED REVENUE

	Fiscal 2019	Fiscal 2018
Balance, beginning of year	$38,710	$17,546
Additions to deferred revenue	569,880	553,050
Revenue recognized during the year	(563,922)	(534,265)
Foreign Exchange impact	(1,440)	2,379
Balance, end of year	$43,228	$38,710